Fair Value Measurements - Schedule of Changes in Fair Value of Derivatives (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Risk management activities		$ 148	$ 130	$ (26)
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		(48)	(4)	10
Total gains (losses) included in earnings		104	42	(8)
Settlements	[1]	(54)	36	(6)
Ending balance		2	(48)	(4)
Risk management activities		104	42	(8)
Level 3 | EquiPower and Duke Midwest Acquisitions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions			(122)
Level 3 | Electricity derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		(18)	(4)	11
Total gains (losses) included in earnings		59	39	(9)
Settlements	[1]	(33)	1	(6)
Ending balance		8	(18)	(4)
Risk management activities		59	39	(9)
Level 3 | Electricity derivatives | EquiPower and Duke Midwest Acquisitions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions			(54)
Level 3 | Natural gas derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		(32)	0
Total gains (losses) included in earnings		49	3
Settlements	[1]	(23)	28
Ending balance		(6)	(32)	0
Risk management activities		49	3
Level 3 | Natural gas derivatives | EquiPower and Duke Midwest Acquisitions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions			(63)
Level 3 | Heat rate derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		0	0	(1)
Total gains (losses) included in earnings			0	1
Settlements	[1]		9	0
Ending balance			0	0
Risk management activities			0	1
Level 3 | Heat rate derivatives | EquiPower and Duke Midwest Acquisitions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions			(9)
Level 3 | Coal derivatives
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance		2	0
Total gains (losses) included in earnings		(4)	0
Settlements	[1]	2	(2)
Ending balance		0	2	$ 0
Risk management activities		$ (4)	0
Level 3 | Coal derivatives | EquiPower and Duke Midwest Acquisitions
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisitions			$ 4

[1]	For purposes of these tables, we define settlements as the beginning of period fair value of contracts that settled during the period.